AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2001

                                                              FILE NO. 033-87376
                                                                        811-8914
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933                        |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]

                       POST-EFFECTIVE AMENDMENT NO. 13 |X|
                                     AND/OR

                             REGISTRATION STATEMENT

                                      UNDER


                       THE INVESTMENT COMPANY ACT OF 1940                    |X|
                                AMENDMENT NO. 13                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                                ----------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                ----------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                                ----------------

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                    (Name and Address of Agent for Service)

                                ----------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [ ] on _______________ pursuant to paragraph (b) of Rule 485
   |X| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                ----------------

================================================================================

                                     Part A

             Versions A and B are not being amended in this filing.

                                                                     [VERSION C]


                                       TBD
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                     NOVEMBER __, 2001

    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
-------------------------------------------------------------------
[diamond]   Phoenix-Aberdeen International Series
[diamond]   Phoenix-Aberdeen New Asia Series
[diamond]   Phoenix-AIM Mid Cap Equity Series
[diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
[diamond]   Phoenix-Deutsche Dow 30 Series
[diamond]   Phoenix-Deutsche Nasdaq-100 Index(R) Series
[diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]   Phoenix-Engemann Capital Growth Series
[diamond]   Phoenix-Engemann Nifty Fifty Series
[diamond]   Phoenix-Goodwin Money Market Series
[diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]   Phoenix-Hollister Value Equity Series
[diamond]   Phoenix-J.P. Morgan Research Enhanced Index Series
[diamond]   Phoenix-Janus Core Equity Series
[diamond]   Phoenix-Janus Flexible Income Series
[diamond]   Phoenix-Janus Growth Series
[diamond]   Phoenix-MFS Investors Growth Stock Series
[diamond]   Phoenix-MFS Investors Trust Series
[diamond]   Phoenix-MFS Value Series
[diamond]   Phoenix-Morgan Stanley Focus Equity Series
[diamond]   Phoenix-Oakhurst Balanced Series
[diamond]   Phoenix-Oakhurst Growth and Income Series
[diamond]   Phoenix-Oakhurst Strategic Allocation Series
[diamond]   Phoenix-Sanford Bernstein Global Value Series
[diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]   Phoenix-Seneca Mid-Cap Growth Series
[diamond]   Phoenix-Seneca Strategic Theme Series

AIM VARIABLE INSURANCE FUNDS
----------------------------
[diamond]   AIM V.I. Capital Appreciation Fund
[diamond]   AIM V.I. Value Fund

THE ALGER AMERICAN FUND
-----------------------
[diamond]   Alger American Leveraged AllCap Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
[diamond]   Deutsche VIT Equity 500 Index Fund
[diamond]   EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
[diamond]   Federated Fund for U.S. Government Securities II
[diamond]   Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
[diamond]   VIP Contrafund(R) Portfolio
[diamond]   VIP Growth Opportunities Portfolio
[diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
[diamond]   Mutual Shares SecuritiesFund -- Class 2
[diamond]   Templeton Asset Strategy Fund -- Class 2
[diamond]   Templeton Developing Markets Securities Fund -- Class 2
[diamond]   Templeton Growth Securities Fund-- Class 2
[diamond]   Templeton International Securities Fund-- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
[diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]   Wanger Foreign Forty
[diamond]   Wanger International Small Cap
[diamond]   Wanger Twenty
[diamond]   Wanger U.S. Small Cap


    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT: [envelope] PHOENIX VARIABLE PRODUCTS
                                                      MAIL OPERATIONS
                                                      PO Box 8027
                                                      Boston, MA 02266-8027
                                         [telephone]  TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................    4
   Fund Annual Expenses...................................    5
   Expense Examples.......................................    7
CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHL VARIABLE AND THE ACCOUNT .............................   13
INVESTMENTS OF THE ACCOUNT................................   13
   Participating Investment Funds.........................   13
   Investment Advisors....................................   17
GIA.......................................................   17
MVA  .....................................................   18
PURCHASE OF CONTRACTS.....................................   18
DEDUCTIONS AND CHARGES....................................   19
   Deductions from the Separate Account...................   19
   Reduced Charges, Credits and Bonus Guaranteed
       Interest Rates.....................................   20
   Market Value Adjustment................................   20
   Other Charges..........................................   20
THE ACCUMULATION PERIOD...................................   20
   Accumulation Units.....................................   20
   Accumulation Unit Values...............................   20
   Transfers .............................................   20
   Optional Programs and Benefits.........................   21
   Surrender of Contract; Partial Withdrawals.............   22
   Contract Termination...................................   22
   Payment Upon Death Before Maturity Date ...............   22
THE ANNUITY PERIOD........................................   23
   Variable Accumulation Annuity Contracts................   23
   Annuity Payment Options ...............................   24
   Other Options and Rates................................   25
   Other Conditions.......................................   25
   Payment Upon Death After Maturity Date.................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   26
MISCELLANEOUS PROVISIONS..................................   26
   Assignment.............................................   26
   Payment Deferral.......................................   27
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   27
   Introduction...........................................   27
   Income Tax Status......................................   27
   Taxation of Annuities in General--Nonqualified Plans....  28
   Additional Considerations..............................   29
   Diversification Standards .............................   29
   Taxation of Annuities in General--Qualified Plans.......  30
   Seek Tax Advice........................................   33
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   33
STATE REGULATION..........................................   33
REPORTS...................................................   33
VOTING RIGHTS.............................................   33
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   34
LEGAL MATTERS.............................................   34
SAI  .....................................................   34
APPENDIX A--DEDUCTIONS FOR PREMIUM TAXES...................  A-1
APPENDIX B--GLOSSARY OF SPECIAL TERMS......................  B-1





   It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated _________, 2001, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed on Page 1.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES                              ALL SUBACCOUNTS
                                                                 ---------------

Sales Charges Imposed on Purchases....................................      None

Deferred Surrender Charges (1)
                Complete Premium                    Surrender Charge
                  Payment Years           (as a percentage of amount withdrawn)
                  -------------           -------------------------------------
                        0                                  7%
                        1                                  6%
                        2                                  5%
                        3                                  4%
                        4                                  3%
                        5                                  2%
                        6                                  1%
                        7+                                 0%

Subaccount Transfer Charge............................................      None

ANNUAL ADMINISTRATIVE CHARGE
Maximum...............................................................       $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Death Benefit Option 1--Return of Premium

          Mortality and Expense Risk Fee..............................     .975%
          Daily Administrative Fee....................................     .125%
                                                                          ------
          Total Separate Account Annual Expenses......................    1.10 %

[diamond] Death Benefit Option 2--Annual Step-up

          Mortality and Expense Risk Fee..............................    1.125%
          Daily Administrative Fee....................................     .125%
                                                                          ------
          Total Separate Account Annual Expenses.......................   1.25 %

[diamond] Death Benefit Option 3--Relief Amount (currently available only with nonqualified plans and is subject to state approval)

          Mortality and Expense Risk Fee..............................    1.275%
          Daily Administrative Fee....................................     .125%
                                                                          ------
          Total Separate Account Annual Expenses......................    1.40 %











    ------------------


  (1) A surrender charge is taken from the proceeds when a contract is fully surrendered or when partial amounts are withdrawn, if the premium payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."


FUND ANNUAL EXPENSES - AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         OTHER                          OTHER
                                                                       OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                 INVESTMENT    RULE     EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                 MANAGEMENT    12B-1     BEFORE         BEFORE          AFTER           AFTER
                     SERIES                          FEE       FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT(5)
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International(4)                   0.75%       N/A         0.27%          1.02%           0.27%           1.02%
Phoenix-Aberdeen New Asia(3)                        1.00%       N/A         1.41%          2.41%           0.25%           1.25%
Phoenix-AIM Mid Cap Equity                          0.85%       N/A         0.72%          1.57%           0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value           0.85%       N/A         0.33%          1.18%           0.20%           1.05%
Phoenix-Deutsche Dow 30(2)                          0.35%       N/A         1.25%          1.60%           0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(2,6)           0.35%       N/A         3.58%          3.93%           0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities(3)     0.75%       N/A         0.57%          1.32%           0.25%           1.00%
Phoenix-Engemann Capital Growth(2)                  0.62%       N/A         0.06%          0.68%           0.06%           0.68%
Phoenix-Engemann Nifty Fifty(2)                     0.90%       N/A         0.29%          1.19%           0.15%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth(3,6)        0.90%       N/A         3.03%          3.93%           0.25%           1.15%
Phoenix-Goodwin Money Market(2)                     0.40%       N/A         0.18%          0.58%           0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income(2)        0.50%       N/A         0.19%          0.69%           0.15%           0.65%
Phoenix-Hollister Value Equity(2)                   0.70%       N/A         0.63%          1.33%           0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index(1)      0.45%       N/A         0.24%          0.69%           0.10%           0.55%
Phoenix-Janus Core Equity(2)                        0.85%       N/A         1.69%          2.54%           0.15%           1.00%
Phoenix-Janus Flexible Income(2)                    0.80%       N/A         1.67%          2.47%           0.15%           0.95%
Phoenix-Janus Growth(2)                             0.85%       N/A         0.39%          1.24%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock                  0.75%       N/A         0.60%          1.35%           0.20%           0.95%
Phoenix-MFS Investors Trust                         0.75%       N/A         0.79%          1.54%           0.20%           0.95%
Phoenix-MFS Value                                   0.75%       N/A         0.45%          1.20%           0.20%           0.95%
Phoenix-Morgan Stanley Focus Equity(2)              0.85%       N/A         2.05%          2.90%           0.15%           1.00%
Phoenix-Oakhurst Balanced(2)                        0.55%       N/A         0.15%          0.70%           0.15%           0.70%
Phoenix-Oakhurst Growth & Income(2)                 0.70%       N/A         0.24%          0.94%           0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation(2)            0.58%       N/A         0.12%          0.70%           0.12%           0.70%
Phoenix-Sanford Bernstein Global Value(2,6)         0.90%       N/A         4.51%          5.41%           0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value(2)          1.05%       N/A         1.34%          2.39%           0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value(2,6)      1.05%       N/A        12.47%         13.52%           0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth(3)                    0.80%       N/A         0.39%          1.19%           0.25%           1.05%
Phoenix-Seneca Strategic Theme(3)                   0.75%       N/A         0.17%          0.92%           0.17%           0.92%
-----------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .10%.
(2) This series pays a portion or all of its expenses other than the management fee up to .15%.
(3) This series pays a portion or all of its expenses other than the management fee up to .25%.
(4) This series pays a portion or all of its expenses other than the management fee up to .40%.
(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.

FUND ANNUAL EXPENSES - AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/00                         (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      OTHER OPERATING  TOTAL ANNUAL  OTHER OPERATING  TOTAL ANNUAL
                                                   INVESTMENT  RULE      EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                   MANAGEMENT  12B-1      BEFORE           BEFORE         AFTER           AFTER
                       SERIES                         FEE      FEES(6) REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT REIMBURSEMENT5
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61%     N/A        0.21%           0.82%          0.21%          0.82%
AIM V.I. Value Fund                                   0.61%     N/A        0.23%           0.84%          0.23%          0.84%

THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(7)          0.85%     N/A        0.05%           0.90%          0.05%          0.90%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT Equity 500 Index Fund                    0.20%     N/A        0.14%           0.34%          0.10%          0.30%
EAFE(R) Equity Index Fund                             0.45%     N/A        0.47%           0.92%          0.20%          0.65%

FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      0.60%     N/A        0.24%           0.84%          0.24%          0.84%
Federated High Income Bond Fund II                    0.60%     N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           0.57%     0.10%      0.09%           0.76%          0.09%          0.76%(8)
VIP Growth Opportunities Portfolio                    0.58%     0.10%      0.11%           0.79%          0.11%          0.79%(8)
VIP Growth Portfolio                                  0.57%     0.10%      0.09%           0.76%          0.09%          0.76%(8)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2                0.60%     0.25%      0.20%           1.05%          0.20%          1.05%
Templeton Asset Strategy Fund--Class 2                0.60%     0.25%      0.22%           1.07%          0.22%          1.07%
Templeton Developing Markets Securities Fund--        1.25%     0.25%      0.31%           1.81%          0.31%          1.81%
   Class 2
Templeton Growth Securities Fund--Class 2             0.81%     0.25%      0.06%           1.12%          0.06%          1.12%
Templeton International Securities Fund--Class 2      0.67%     0.25%      0.20%           1.12%          0.20%          1.12%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                  0.80%(9)  N/A        0.56%           1.36%          0.56%          1.15%(9)

WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty(1)                               1.00%     N/A        0.68%           1.68%          0.45%          1.45%
Wanger International Small Cap(3)                     1.20%     N/A        0.21%           1.41%          0.21%          1.41%
Wanger Twenty*(4)                                     0.95%     N/A        0.60%           1.55%          0.40%          1.35%
Wanger U.S. Small Cap(2)                              0.95%     N/A        0.05%           1.00%          0.05%          1.00%
-----------------------------------------------------------------------------------------------------------------------------------

(1) This series pays a portion or all of its expenses other than the management fee up to .45%.
(2) This series pays a portion or all of its expenses other than the management fee up to .50%.
(3) This series pays a portion or all of its expenses other than the management fee up to .60%.
(4) This series pays a portion or all of its expenses other than the management fee up to .40%.
(5) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(6) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(7) Included in "Other Expenses" is .01% of interest expense.
(8) Actual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.
(9) The advisor has agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%. For the year ended December 31, 2000, the investment management fee was reduced to .59%.

EXPENSE EXAMPLES
-------------------------------
    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2000, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.
    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.
    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."
    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.

EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

                                                                                                    If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------   -------------------------------     --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS     1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------   ------ ------- ------- --------     ------ ------- ------- --------
Phoenix-Aberdeen International
Phoenix-Aberdeen New Asia
Phoenix-AIM Mid Cap Equity
Phoenix-Alliance/Bernstein
 Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100
 Index(R)
Phoenix-Duff & Phelps Real
 Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small &
 Mid-Cap Growth
Phoenix-Federated U.S.
 Government Bond
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector
 Fixed Income
Phoenix-Hollister Value Equity
Phoenix-J.P. Morgan Research
 Enhanced Index
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors Growth
 Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus
 Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and
 Income
Phoenix-Oakhurst Strategic
 Allocation
Phoenix-Sanford Bernstein
 Global Value
Phoenix-Sanford Bernstein
 Mid-Cap Value
Phoenix-Sanford Bernstein
 Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
AIM V.I. Capital Appreciation
 Fund
AIM V.I. Value Fund
Alger American Leveraged
 AllCap Portfolio
Deutsche VIT Equity 500 Index
 Fund
EAFE(R) Equity Index Fund
Federated Fund for U.S.
 Government Securities II
Federated High Income Bond
 Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities
 Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
  -- Class 2
Templeton Asset Strategy Fund
  -- Class 2
Templeton Developing Markets
 Securities Fund -- Class 2
Templeton Growth Securities
 Fund -- Class 2
Templeton International
 Securities Fund -- Class 2
Technology Portfolio

                                                                                                    If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------   -------------------------------     --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS     1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------   ------ ------- ------- --------     ------ ------- ------- --------
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S.Small Cap

EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

                                                                                                    If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------    -------------------------------    --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
Phoenix-Aberdeen International
Phoenix-Aberdeen New Asia
Phoenix-AIM Mid Cap Equity
Phoenix-Alliance/Bernstein
 Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100
 Index(R)
Phoenix-Duff & Phelps Real
 Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small &
 Mid-Cap Growth
Phoenix-Federated U.S.
 Government Bond
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector
 Fixed Income
Phoenix-Hollister Value Equity
Phoenix-J.P. Morgan Research
 Enhanced Index
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors
 Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus
 Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and
 Income
Phoenix-Oakhurst Strategic
 Allocation
Phoenix-Sanford Bernstein
 Global Value
Phoenix-Sanford Bernstein
 Mid-Cap Value
Phoenix-Sanford Bernstein
 Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
AIM V.I. Capital Appreciation
 Fund
AIM V.I. Value Fund
Alger American Leveraged
 AllCap Portfolio
Deutsche VIT Equity 500 Index
 Fund
EAFE(R) Equity Index Fund


                                                                                                    If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------    -------------------------------    --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
Federated Fund for U.S.
 Government Securities II
Federated High Income Bond
 Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities
 Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
 -- Class 2
Templeton Asset Strategy Fund
 -- Class 2
Templeton Developing Markets
 Securities Fund -- Class 2
Templeton Growth Securities
 Fund -- Class 2
Templeton International
 Securities Fund -- Class 2
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap

EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:
                                                                                                   If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------    -------------------------------    --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
Phoenix-Aberdeen International
Phoenix-Aberdeen New Asia
Phoenix-AIM Mid Cap Equity
Phoenix-Alliance/Bernstein
 Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100
 Index(R)
Phoenix-Duff & Phelps Real
 Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small &
 Mid-Cap Growth
Phoenix-Federated U.S.
 Government Bond
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector
 Fixed Income
Phoenix-Hollister Value Equity
Phoenix-J.P. Morgan Research
 Enhanced Index
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors
 Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus
 Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and
 Income

                                                                                                    If you do not surrender your or
                              If you surrender your contract    If you annuitize your contract      annuitize your contract at the
                              at the end of one of these time   at the end of one of these time     end of one of these periods, you
                              periods, you will pay:            periods, you will pay:              will have paid:
                              -------------------------------    -------------------------------    --------------------------------
             SERIES           1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS    1 YEAR 3 YEARS 5 YEARS 10 YEARS
             ------           ------ ------- ------- --------    ------ ------- ------- --------    ------ ------- ------- --------
Phoenix-Oakhurst Strategic
 Allocation
Phoenix-Sanford Bernstein
 Global Value
Phoenix-Sanford Bernstein
 Mid-Cap Value
Phoenix-Sanford Bernstein
 Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
AIM V.I. Capital Appreciation
 Fund
AIM V.I. Value Fund
Alger American Leveraged
 AllCap Portfolio
Deutsche VIT Equity 500
 Index Fund
EAFE(R) Equity Index Fund
Federated Fund for U.S.
 Government Securities II
Federated High Income Bond
 Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities
 Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
-- Class 2
Templeton Asset Strategy Fund
 -- Class 2
Templeton Developing Markets
 Securities Fund -- Class 2
Templeton Growth Securities
 Fund -- Class 2
Templeton International
 Securities Fund -- Class 2
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," "GIA" and "MVA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General - Nonqualified Plans" and "Taxation of Annuities in General - Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA.

[diamond] Transfers between the subaccounts and from the subaccounts into the GIA and MVA can be made anytime. Transfers from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges - Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes - Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from premium payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the owner before the maturity date.


[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------------------------
Percent                                   7%   6%    5%   4%   3%   2%  1%  0%
--------------------------------------------------------------------------------
Complete Premium Payment Years            0     1    2    3    4    5   6   7+
--------------------------------------------------------------------------------

[diamond] Administrative Charge--maximum of $35 each year.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. For more information, see "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.

    o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Premium Tax."

    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers three death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period - Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling Annuity Operations at 800/541-0171.

    The subaccounts of this contract commenced operations as of the date of this prospectus; therefore, data is not yet available.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, and deferred surrender charges of 7% and 0% deducted from redemptions after 1 and 3 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information, see "GIA."

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is to long-term capital growth.

    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial Average(SM) before fund expenses.

     PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital.

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion).

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: Has a primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500.

    PHOENIX-JANUS CORE EQUITY SERIES: The investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: The investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks.

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: Seeks long-term capital appreciation through investing in foreign and domestic equity securities.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: Seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad.

AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:

    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

    AIM V.I. VALUE FUND: The investment objective is to achieve long-term growth of capital with income as a secondary objective by investing primarily in equity securities judged by the investment advisor to be undervalued relative to the advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the issuing companies or relative to the equity market generally.

THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:

    DEUTSCHE VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.

    EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East.

FEDERATED INSURANCE SERIES
    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling Annuity Operations at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-Engemann Capital Growth
Phoenix-Engemann Nifty Fifty
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Oakhurst Balanced
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Phoenix-Aberdeen International Advisors, LLC ("PAIA")
        o Phoenix-Aberdeen International
Roger Engemann & Associates, Inc. ("Engemann")
        o Phoenix-Engemann Capital Growth
        o Phoenix-Engemann Nifty Fifty
        o Phoenix-Engemann Small & Mid-Cap Growth
Seneca Capital Management, LLC  ("Seneca")
        o Phoenix-Seneca Mid-Cap Growth
        o Phoenix-Seneca Strategic Theme
------------------------------------------------------------------
------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------
Phoenix-AIM Mid Cap Equity
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Deutsche Dow 30
Phoenix-Deutsche Nasdaq-100 Index(R)
Phoenix-J.P. Morgan Research Enhanced Index
Phoenix-Janus Core Equity
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value
Phoenix-Morgan Stanley Focus Equity
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------------------------
------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.
        o Phoenix-AIM Mid Cap Equity
Alliance Capital Management, L.P. ("Alliance")
        o Phoenix-Alliance/Bernstein Growth + Value
        o Phoenix-Sanford Bernstein Global Value
        o Phoenix-Sanford Bernstein Mid-Cap Value
        o Phoenix-Sanford Bernstein Small-Cap Value
Deutsche Asset Management ("Deutsche")
        o Phoenix-Deutsche Dow 30
        o Phoenix-Deutsche Nasdaq-100 Index(R)
J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
        o Phoenix-J.P. Morgan Research Enhanced Index
Janus Capital Corporation ("Janus")
        o Phoenix-Janus Core Equity
        o Phoenix-Janus Flexible Income
        o Phoenix-Janus Growth
Morgan Stanley Asset Management ("Morgan Stanley")
        o Phoenix-Morgan Stanley Focus Equity
------------------------------------------------------------------
------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------------------------
------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------
Phoenix-Aberdeen New Asia
------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially owned subsidiary of PXP. PXP is an indirect, wholly owned subsidiary The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
        o AIM V.I. Capital Appreciation Fund
        o AIM V.I. Value Fund
Fred Alger Management, Inc.
        o Alger American Leveraged AllCap Portfolio
Deutsche Asset Management
        o Deutsche VIT Equity 500 Index Fund
        o EAFE(R) Equity Index Fund
Federated Investment Management Company
        o Federated Fund for U.S. Government Securities II
        o Federated High Income Bond Fund II
Fidelity Management and Research Company
        o VIP Contrafund(R) Portfolio
        o VIP Growth Opportunities Portfolio
        o VIP Growth Portfolio
Franklin Mutual Advisers, LLC
        o Mutual Shares Securities Fund
Morgan Stanley Asset Management
        o Technology Portfolio
Templeton Asset Management, Ltd.
        o Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
        o Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.
        o Templeton Asset Strategy Fund
        o Templeton International Securities Fund
Wanger Asset Management, L.P.
        o Wanger Foreign Forty
        o Wanger International Small Cap
        o Wanger Twenty
        o Wanger U.S. Small Cap
------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premium payments or transfer contract value to the GIA. Amounts you allocate or transfer to the GIA become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    Because of exemptive and/or exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per contract.

    In general, you can make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. If you elect the Dollar Cost Averaging Program, approximately equal amounts may be transferred out of the GIA.

    Transfers into the GIA and among the subaccounts may be made at any time. Transfers from the GIA are subject to the rules discussed above and in "The Accumulation Period--Transfers" and "The Accumulation Period--Dollar Cost Averaging Program."

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:
[diamond] Nonqualified plans--$5,000
[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000

    We require minimum subsequent premium payments of $100.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA; in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)      the make-up and size of the prospective group;
(2)      the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix A."

SURRENDER CHARGES
    A surrender charge may apply to partial withdrawals or a full surrender of the contract. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount, death benefits and annuitization after one year. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Surrender charges will be applied to any amount withdrawn in excess of the free withdrawal amount available at the time of the withdrawal, up to a maximum of the total premium payments paid. The surrender charge is applied to amounts withdrawn or surrendered up to the total of all premium payments less prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first partial withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:
--------------------------------------------------------------------------------
Percent                         7%    6%     5%     4%    3%    2%    1%    0%
--------------------------------------------------------------------------------
Complete Premium                0     1      2      3     4     5     6     7+
Payment Years
--------------------------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

  -----------------------------------------------------------
     DEATH BENEFIT      DEATH BENEFIT       DEATH BENEFIT
   OPTION 1 - RETURN  OPTION 2 - ANNUAL   OPTION 3 - RELIEF
      OF PREMIUM           STEP-UP             AMOUNT
  -----------------------------------------------------------
         .975%             1.125%              1.275%
  -----------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA or MVA.)

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    Your initial premium payment will be applied within two days of receipt at VPMO if the application or order form for a contract is complete. If an incomplete application or order form is completed within five business days of receipt by VPMO, your premium payment will be applied within two days. If VPMO does not accept the application or order form within five business days of receipt by VPMO, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA or MVA are deposited on the date of receipt of the premium payment at VPMO. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at VPMO. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by calling Annuity Operations at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and 1 transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify Annuity Operations at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to VPMO. This program is not available on or after the maturity date.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans-Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Requests for partial withdrawals or full surrenders should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners' dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
          The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below);
                 or
              b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greater of:
          a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
          b) the contract value on the claim date; or
          c) the annual step-up amount (as defined below).

Upon the death of the owner who has attained age 80, the death benefit is the greater of:

          a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
          b) the contract value on the claim date.

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

[diamond] DEATH BENEFIT OPTION 3--RELIEF AMOUNT
          The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76.

          Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:
              a) the sum of all of premium ayments, less adjusted partial withdrawals (as defined above); or
              b) the contract value on the claim date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:
              a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
              b) the contract value on the claim date plus 25% of the relief amount (as defined below).

    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
    o  the 120 days must occur prior to age 91.

    The enhancement provides:
    o that we will pay 40% relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);
    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

       1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

       2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

       3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I - Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the rights to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. Those portions designated for the GIA and MVA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC and, where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than 1 owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner.

Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, which is not the contract owner, dies before the maturity date the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Performance History
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Separate Account Financial Statements
    Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling Annuity Operations at 800/541-0171.

APPENDIX A
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                        ---------       -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%
Maine................................................                             X                   2.00
Nevada...............................................                             X                   3.50
South Dakota.........................................           X                                     1.25
West Virginia........................................                             X                   1.00             1.00
Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2001. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1)"Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

APPENDIX B
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

 [diamond] Nonqualified plans--$10,000      [diamond] Bank draft program--$50      [diamond] Qualified plans--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500 except for the bank draft program, which is $50.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

VPMO: The Variable Products Mail Operations division that receives and processes incoming mail for the Annuity Operations.

                                     PART B

                             PHOENIX INVESTOR'S EDGE
                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                               November ____, 2001

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated November __, 2001. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
Underwriter................................................................   2

Performance History........................................................   2

Calculation of Yield and Return............................................   2

Calculation of Annuity Payments ...........................................   3

Experts ...................................................................   4

Separate Account Financial Statements......................................SA-1

Company Financial Statements............................................... F-1

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. Because the contract was not available until _________, 2001, no contracts were sold during fiscal years 1998, 1999 and 2000; therefore PEPCO was not paid for sales of these contracts and retained $0.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

-----------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                          INCEPTION                                  SINCE
                                                             DATE       1 YEAR  5 YEARS 10 YEARS    INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                         09/17/96
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                           12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series              08/15/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series      05/01/95
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                      03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           08/15/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                    03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series       07/14/97
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                       12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                     12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                              12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series               12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                         12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                  03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series           03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series         11/20/00    [TO BE FILED BY AMENDMENT]
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                     03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    01/29/96
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       03/30/01
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                      03/30/01
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                06/05/00
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund                                07/15/99
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         07/15/99
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       07/15/99
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                              06/05/00
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                       06/05/00
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                     06/05/00
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2                   11/02/98
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99
-----------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2                   05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--Class 2    05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2                05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--Class 2         05/01/97
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                     02/01/99
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                           05/01/95
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                            02/01/99
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                    05/01/95
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

----------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                       INCEPTION DATE  1 YEAR   5 YEARS  10 YEARS     SINCE
                                                                                                   INCEPTION
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                  12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                       09/17/96
----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series
----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                         12/20/99
----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series            08/15/00
----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series    05/01/95
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                 12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                    03/02/98
----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series         08/15/00
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                    12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series       12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                  03/02/98
----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series     07/14/97
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                     12/20/99
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                   12/20/99
----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                            12/20/99
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series             12/20/99
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                       12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                03/02/98
----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series           12/07/94
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series          11/20/00
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series         03/02/98    [TO BE FILED BY AMENDMENT]
----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series       11/20/00
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Edge Series              03/02/98
----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Edge Series             01/29/96
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                     03/30/01
----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                    03/30/01
----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio              06/05/00
----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund
----------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund                              07/15/99
----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II       07/15/99
----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                     07/15/99
----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                            06/05/00
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                     06/05/00
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                   06/05/00
----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2                 11/02/98
----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                   12/20/99
----------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2                 05/01/97
----------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--Class 2  05/01/97
----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund-- Class 2             05/01/97
----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--Class 2       05/01/97
----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                   02/01/99
----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                         05/01/95
----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                          02/01/99
----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                  05/01/95
----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2000 FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

-----------------------------------------------------------------------------------------------------------------
                       SUBACCOUNT                          INCEPTION    1 YEAR  5 YEARS 10 YEARS      SINCE
                                                             DATE                                   INCEPTION
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                    12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series                         09/17/96
-----------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series                           12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series              08/15/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series      05/01/95
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series                   12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series                      03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series           08/15/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                      12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series         12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series                    03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series       07/14/97
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series                       12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series                     12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series                              12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series               12/20/99
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series                         12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series                  03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series             12/07/94
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series            11/20/00
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series           03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series         11/20/00    [TO BE FILED BY AMENDMENT]
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                     03/02/98
-----------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series                    01/29/96
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                       03/30/01
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund                                      03/30/01
-----------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                06/05/00
-----------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund                                07/15/99
-----------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II         07/15/99
-----------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                       07/15/99
-----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio                              06/05/00
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio                       06/05/00
-----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio                                     06/05/00
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2                   11/02/98
-----------------------------------------------------------------------------------------------------------------
  Technology Portfolio                                     12/20/99
-----------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2                   05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--Class 2    05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2                05/01/97
-----------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--Class 2         05/01/97
-----------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty                                     02/01/99
-----------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                           05/01/95
-----------------------------------------------------------------------------------------------------------------
  Wanger Twenty                                            02/01/99
-----------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap                                    05/01/95
-----------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                   ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991    1992    1993    1994    1995    1996     1997    1998    1999    2000
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid Cap Equity Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche NASDAQ-100 Index(R) Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Equity Income Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Morgan Stanley Focus Equity Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Balanced Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series                                 [TO BE FILED BY AMENDMENT]
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap Value Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series
  ----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series
  ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund
 -----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund
  ----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio
  ----------------------------------------------------------------------------------------------------------------------------------
 Deutsche VIT Equity 500 Index Fund
  ----------------------------------------------------------------------------------------------------------------------------------
 EAFE(R) Equity Index Fund
  ----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II
  ----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio
  ----------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio
  ----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund--Class 2
  ----------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund--Class 2
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund--Class 2
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund--Class 2
  ----------------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund--Class 2
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty
  ----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Small Cap
  ----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2


-----------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1991    1992    1993    1994    1995    1996     1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series                                      [TO BE FILED BY AMENDMENT]
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund-- Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3

-----------------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                       1991    1992   1993    1994    1995   1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen New Asia Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Mid Cap Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Growth + Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Deutsche NASDAQ-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Nifty Fifty Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small & Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Hollister Value Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-J.P. Morgan Research Enhanced Index Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Equity Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Flexible Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Janus Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Growth Stock Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-MFS Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Morgan Stanley Focus Equity Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Balanced Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Growth & Income Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Oakhurst Strategic Allocation Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Global Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small Cap Value Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                                          [TO BE FILED BY AMENDMENT]
-----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
  EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II
-----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Asset Strategy Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Templeton International Securities Fund--Class 2
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Foreign Forty
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger Twenty
-----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Small Cap
-----------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

   Example Calculations:
      The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2000:

   CONTRACTS WITH DEATH BENEFIT OPTION 1
   Value of hypothetical pre-existing account with exactly one
     Unit at the beginning of the period:.....................        $1.000000
   Value of the same account (excluding capital changes) at
     the end of the 7-day period:.............................
   Calculation:
     Ending account value.....................................          [TO BE
     Less beginning account value.............................           FILED
     Net change in account value..............................            BY
   Base period return:                                                  AMEND-
     (net change/beginning account value).....................           MENT]
   Current yield = return x (365/7) =.........................
   Effective yield = [(1 + return)(365/7)] -1 =...............

   CONTRACTS WITH DEATH BENEFIT OPTION 2:
   Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................        $1.000000
   Value of the same account (excluding capital changes) at
   the end of the 7-day period:...............................
   Calculation:
     Ending account value.....................................
                                                                   [TO BE FILED
     Less beginning account value.............................           BY
                                                                     AMENDMENT]
     Net change in account value..............................
   Base period return:
     (net change/beginning account value).....................
   Current yield = return x (365/7) =.........................
   Effective yield = [(1 + return)(365/7)] -1 =...............


   CONTRACTS WITH DEATH BENEFIT OPTION 3:
   Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................        $1.000000
   Value of the same account (excluding capital changes) at
   the end of the 7-day period:...............................
   Calculation:
     Ending account value.....................................
                                                                   [TO BE FILED
     Less beginning account value.............................           BY
                                                                     AMENDMENT]
     Net change in account value..............................
   Base period return:
     (net change/beginning account value).....................
   Current yield = return x (365/7) =.........................
   Effective yield = [(1 + return)(365/7)] -1 =...............

     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

     Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
    II   =  a hypothetical initial payment of $1,000
    R    =  average annual total return for the period
    n    =  number of years in the period
    ERV  =  ending redeemable value of the hypothetical
            $1,000 for the period [see (2) and (3) above]

We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
     Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

     The Dow Jones Industrial Average(SM)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     The Standard & Poor's 500 Index (S&P 500)

     Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barrons
     Business Week
     Changing Times
     Forbes
     Fortune
     Consumer Reports
     Investor's Business Daily
     Financial Planning
     Financial Services Weekly
     Money
     The New York Times
     Personal Investor
     Registered Representative
     U.S. News and World Report
     The Wall Street Journal

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

     The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

     The Dow Jones Industrial Average(SM)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     The S&P 500

     The Dow Jones Industrial Average(SM) (DJIA(SM) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM)

     The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

     Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial AverageSM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
     See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

     You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a

Variable Life Annuity with 10-Year Period Certain
(Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
     Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

     The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.

     It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
     Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

     Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

     Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

     Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

     We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

     We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------
     The consolidated financial statements of PHL Variable Insurance Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP located at 100 Pearl Street, Hartford, Connecticut, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS


         AS OF ___________, 2001, THERE HAVE BEEN NO DEPOSITS TO THE ACCOUNT; THEREFORE, FINANCIAL STATEMENTS ARE NOT AVAILABLE.

        PHL VARIABLE
        INSURANCE COMPANY
        FINANCIAL STATEMENTS
        DECEMBER 31, 2000

        [TO BE FILED BY AMENDMENT]

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is filed herewith.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) Form of Variable Annuity Contract (formerly, Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Post-Effective Amendment No. 9 on Form N-4 Registration Statement, filed via Edgar on July 15, 1999.

                    (c)  Form of Contract (Phoenix Edge - VA) is filed herewith.

               (5)  (a)  Form of Application (Big Edge Choice) is
                         incorporated by reference to registrant's Pre-Effective Amendment No. 1 on Form N-4 Registration Statement dated July 20, 1995.

                    (b) Form of Application (formerly the Big Edge Choice II, now referred to as Phoenix Edge - VA) is incorporated by reference to registrant's Form N-4, Post-Effective Amendment No. 9, filed via Edgar on July 15, 1999.

                    (c) Form of Application (Phoenix Edge - VA) is filed herewith.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4, filed via Edge on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  (a)  Opinion & Consent of Richard J. Wirth, Esq., to be
                         filed by amendment.

                    (b) Opinion & Consent of Brian A. Giantonio, Esq., to be filed by amendment.

               (10) (a)  Written Consent of PricewaterhouseCoopers LLP.

                    (b) Actuarial Memorandum - John L. Grucza, FSA, MAAA is filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to registrant's
                        Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------        -----------------------------------
Carl T. Chadburn*                          Director
Robert W. Fiondella*                       Director and Chairman
Joseph E. Kelleher**                       Director and Senior Vice President
Philip R. McLoughlin*                      Director, Executive, Vice President
                                           and Chief Investment Officer
David W. Searfoss*                         Director, Executive Vice President
                                           and Chief Financial Officer
Simon Y. Tan*                              Director and President
Dona D. Young*                             Director and Executive Vice President
Michael J. Gilotti*                        Executive Vice President
Robert G. Lautensack, Jr.*                 Senior Vice President


* The principal business address of this individual is One American Row, PO Box 5056, Hartford, CT 06102-5056.
** The principal business address of this individual is 100 Bright Meadow Blvd, PO Box 2200, Enfield, CT 06083-2200.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

[graphic omitted]


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of August 31, 2001 there were 31,616 contract owners.

ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

 1. Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

   (b)  Directors and Executive Officers of PEPCO


      NAME AND PRINCIPAL              POSITIONS AND OFFICES
      BUSINESS ADDRESS                WITH UNDERWRITER
      ----------------                ----------------

      Michael E. Haylon*              Director
      Philip R. McLoughlin*           Director and Chairman
      William R. Moyer*               Director, Executive Vice President,
                                      Chief Financial Officer and Treasurer
      Barry Mandinach***              Executive Vice President, Chief
                                      Marketing Officer, Retail Division
      Robert Tousingnant*             Executive Vice President, Chief Sales
                                      Officer
      John F. Sharry*                 President, Retail Distribution
      Robert S. Driessen*             Vice President, Compliance
      G. Jeffrey Bohne**              Senior Vice President, Mutual Fund
                                      Customer Service
      Jacqueline M. Porter*           Assistant Vice President, Financial
                                      Reporting

   * The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115.
   ** The principal business address of this individual is 101 Munson St., PO Box 810, Greenfield, MA 01302-0810.
   *** The principal business address of this individual is 900 Third Avenue, New York, NY 10022.

   (c) Compensation received by PEPCO during Registrant's last fiscal year:



NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------

PEPCO                               $14.5 million                        0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  Not applicable.

ITEM 32.  Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this ____ day of ___________, 2001.

                                  PHL VARIABLE INSURANCE COMPANY

                                  By:  *Simon Y. Tan
                                       -----------------------------------------
                                       Simon Y. Tan
                                       President

                                  PHL VARIABLE ACCUMULATION ACCOUNT

                                  By:  *Simon Y. Tan
                                       -----------------------------------------
                                       Simon Y. Tan
                                       President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this ____ day of September, 2001.

       SIGNATURE                               TITLE
       ---------                               -----

*Carl T. Chadburn                              Director

                                               Director, Chairman
------------------------------                 (Principal Executive Officer)
*Robert W. Fiondella

------------------------------                 Director
*Joseph E. Kelleher

------------------------------                 Director
*Philip R. McLoughlin

------------------------------                 Director
*David W. Searfoss

------------------------------                 Director, President
*Simon Y. Tan


/s/ Dona D. Young                              Director
------------------------------
*Dona D. Young


By:/s/ Dona D. Young
--------------------------------------

*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.



                                      S-1